Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Adjustment To PEO Compensation, Footnote

As required by Item 402(v) of Regulation S-K, the Company is providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Idaho Strategic Resources Inc.’s performance for its NEOs (including the Principal Executive Officer, or (“PEO”)) and total shareholder return, which is defined as the change in the value of an investment in the Company’s common stock of $100 at December 31, 2021 through December 31, 2024 (the “TSR”). The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments. See the "Compensation Discussion and Analysis" section for a discussion on IDR’s executive compensation philosophy, incentive programs and practices and policies that align the interests of the Company’s NEOs to those of its shareholders.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (5)	Net Income (Loss)
2024	$240,500	$240,500	$208,800	$208,800	$132.47	$8,753,377
2023	$167,042	$167,042	$158,000	$158,000	$82.29	$1,073,449
2022	$138,918	$138,918	$148,533	$148,533	$74.10	$(2,631,092)

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return. From 2022 to 2024, the total shareholder return increased 79% from $74.10 to $132.47.
Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid to the Company’s PEO and the Average of the Compensation Actually Paid to the non-PEO NEOs and the Company’s Net Income. From 2022 to 2024, the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the non-PEO NEOs increased by 73% and 41%, respectively, compared to a 433% increase in net income over the same time period. The increase in net income is due to increased gold production as well as higher realized gold prices on ounces sold. Net income (loss) included in the Pay Versus Performance table is calculated in accordance with GAAP.

Additional 402(v) Disclosure [Text Block]	The TSR is based upon the change in value of $100 invested on the last trading day of 2021 as of the end of the year reported.
Named Executive Officers, Footnote [Text Block]	Amount for John Swallow, the Company’s CEO, in 2024, 2023 and 2022 from the Summary Compensation Table (“SCT”) above.
Adjustment to Non-PEO NEO Compensation Footnote	Amount for the average of Mr. Brackebusch and Mr. Morgan, the Company’s non-PEO NEOs in 2024, 2023 and 2022 from the SCT above.
PEO Total Compensation Amount	$ 240,500	$ 167,042	$ 138,918
PEO Actually Paid Compensation Amount	240,500	167,042	138,918
Non-PEO NEO Average Total Compensation Amount	208,800	158,000	148,533
Non-PEO NEO Average Compensation Actually Paid Amount	208,800	158,000	148,533
Total Shareholder Return Amount	132,470	82,290	74,100
Net Income (Loss)	$ 8,753,377	$ 1,073,449	$ (2,631,092)
PEO Name	John Swallow	John Swallow	John Swallow
Non-PEO NEO	Mr. Brackebusch	Mr. Morgan
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the Company is providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Idaho Strategic Resources Inc.’s performance for its NEOs (including the Principal Executive Officer, or (“PEO”)) and total shareholder return, which is defined as the change in the value of an investment in the Company’s common stock of $100 at December 31, 2021 through December 31, 2024 (the “TSR”). The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments. See the "Compensation Discussion and Analysis" section for a discussion on IDR’s executive compensation philosophy, incentive programs and practices and policies that align the interests of the Company’s NEOs to those of its shareholders.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (5)	Net Income (Loss)
2024	$240,500	$240,500	$208,800	$208,800	$132.47	$8,753,377
2023	$167,042	$167,042	$158,000	$158,000	$82.29	$1,073,449
2022	$138,918	$138,918	$148,533	$148,533	$74.10	$(2,631,092)

(1)	Amount for John Swallow, the Company’s CEO, in 2024, 2023 and 2022 from the Summary Compensation Table (“SCT”) above.
(2)	No adjustments from SCT to CAP, stock option awards paid during the year vested immediately. No prior year adjustments.
(3)	Amount for the average of Mr. Brackebusch and Mr. Morgan, the Company’s non-PEO NEOs in 2024, 2023 and 2022 from the SCT above.
(4)	No adjustments from SCT to CAP, stock option awards paid during the year vested immediately. No prior year adjustments.
(5)	The TSR is based upon the change in value of $100 invested on the last trading day of 2021 as of the end of the year reported.

Fair value of awards was computed in accordance with Financial Accounting Standards Codification Topic 718.

Relationship between Compensation Actually Paid to the Company’s PEO and the Average of the Compensation Actually Paid to the non-PEO NEOs and the Company’s Net Income. From 2022 to 2024, the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the non-PEO NEOs increased by 73% and 41%, respectively, compared to a 433% increase in net income over the same time period. The increase in net income is due to increased gold production as well as higher realized gold prices on ounces sold. Net income (loss) included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2022 to 2024, the total shareholder return increased 79% from $74.10 to $132.47.